Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Summary of Lease Liabilities	The Company's lease liabilities are shown below:

	December 31, 2025		December 31, 2024
Lease liabilities:
Current	Ps.	1,118,382	Ps.	750,127
Non-current		10,612,062		7,415,363
	Ps.	11,730,444	Ps.	8,165,490

Schedule of Carrying Amount and Movements of Lease Liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the year:

	Building		Transportation equipment		Store equipment		Total
Lease liabilities as of January 1, 2024	Ps.	6,031,621	Ps.	89,459	Ps.	123,142	Ps.	6,244,222
New leases		2,194,687		93,833		30,415		2,318,935
Interest expense		1,025,855		23,504		23,415		1,072,774
Reclassifications		87,466		—		—		87,466
Write-offs		(10,275)		(3,155)		—		(13,430)
Principal and interest payments		(1,389,412)		(60,152)		(94,913)		(1,544,477)
Lease liabilities as of December 31, 2024	Ps.	7,939,942	Ps.	143,489	Ps.	82,059	Ps.	8,165,490
New leases		3,750,785		124,981		427,990		4,303,756
Interest expense		1,312,761		58,131		49,295		1,420,187
Principal and interest payments		(1,832,813)		(115,455)		(210,721)		(2,158,989)
Lease liabilities as of December 31, 2025	Ps.	11,170,675	Ps.	211,146	Ps.	348,623	Ps.	11,730,444

Schedule of Lease Expense Recognized in Profit or Loss

The following amounts have been recognized in profit or loss:

	December 31, 2025		December 31, 2024		December 31, 2023
Depreciation expense of right-of-use assets	Ps.	1,026,971	Ps.	796,182	Ps.	598,031
Interest expense on lease liabilities		1,420,187		1,072,774		762,872
Expense relating to leases of low-value assets and short-term leases (included in administrative expenses)		27,753		16,469		18,370
Total	Ps.	2,474,911	Ps.	1,885,425	Ps.	1,379,273